INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,016	$ 2,192
Marketable securities	1,268	1,194
Receivables, prepayments and other assets	1,397	1,406
Inventories	1,645	1,624
Total current assets	6,326	6,416
Non-current assets:
Property, plant and equipment, net	7,331	7,762
Marketable securities	880	839
Goodwill and intangible assets, net	940	660
Right-of-use assets	490	498
Receivables, prepayments and other assets	376	351
Deferred tax assets	239	188
Other non-current financial assets	126	85
Total non-current assets	10,382	10,383
Total assets	16,708	16,799
Current liabilities:
Trade payables and other current liabilities	1,875	2,092
Current portion of deferred income from government grants	69	92
Current portion of lease obligations	71	90
Current portion of long-term debt	62	753
Provisions	10	17
Total current liabilities	2,087	3,044
Non-current liabilities
Non-current portion of long-term debt	1,109	1,053
Other non-current liabilities	951	1,022
Non-current portion of lease obligations	421	424
Non-current portion of deferred income from government grants	208	235
Provisions	166	197
Total non-current liabilities	2,855	2,931
Total liabilities	4,942	5,975
Equity:
Ordinary shares, $0.02 par value, 555,681,705 and 552,912,823 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	11	11
Additional paid-in capital	24,169	24,014
Accumulated deficit	(12,580)	(13,266)
Accumulated other comprehensive income	112	17
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,712	10,776
Non-controlling interests	54	48
Total equity	11,766	10,824
Total liabilities and equity	$ 16,708	$ 16,799